Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Net book value, December 31,	$ 203
Amortization	57	$ 56
Net book value, December 31,	180	203
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value, December 31,	203	215
Additions	25	48
Amortization	(57)	(56)
Foreign exchange	9	(4)
Net book value, December 31,	180	203
Total Cost [member] | Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value, December 31,	2,030
Net book value, December 31,	2,043	2,030
Total Accumulated Depreciation [member] | Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value, December 31,	(1,827)
Net book value, December 31,	$ (1,863)	$ (1,827)